Derivative Instruments and Hedging Activities - Gain (Loss) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	$ (4,947)	$ (2,621)	$ (11,761)	$ (7,398)
Unrealized gains (losses)	3,620	(649)	(18,553)	(10,315)
Unrealized gains (losses)			(10,697)	1,213
Total	(1,327)	(3,270)	(30,314)	(17,713)
Interest rate swap agreements
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	(4,947)	(2,621)	(11,520)	(7,398)
Unrealized gains (losses)	3,620	(215)	(18,755)	(9,740)
Total	(1,327)	(2,836)	(30,275)	(17,138)
Foreign Exchange Forward [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	0	0	(241)	0
Unrealized gains (losses)	0	(434)	202	(535)
Total	0	(434)	(39)	(535)
Toledo Spirit time-charter derivative
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)			0	0
Unrealized gains (losses)			0	(40)
Total			0	(40)
Cross currency swap agreements | Foreign Currency Gain (Loss) [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	(1,669)	(1,431)	(4,916)	(3,952)
Unrealized gains (losses)	1,490	(23,759)	(2,169)	(25,818)
Total	$ (179)	$ (25,190)	(7,085)	(29,770)
Cross-currency swap agreements termination | Foreign Currency Gain (Loss) [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)			(33,844)
Unrealized gains (losses)			0
Total			(33,844)
Cross-currency swap agreements | Foreign Currency Gain (Loss) [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)			(38,760)	(3,952)
Unrealized gains (losses)			(2,169)	(25,818)
Total			$ (40,929)	$ (29,770)